Liabilities for puttable financial instrument - Schedule of liabilities for puttable financial instrument (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities For Puttable Financial Instrument [Abstract]
Balance at January 1	$ 17,138,905	$ 0
Issuance of puttable financial instrument	0	17,138,905
Change in fair value recognized in equity	(2,516,376)	0
Balance at December 31	$ 14,622,529	$ 17,138,905